John Hancock Funds II

Supplement dated May 29, 2013 to the current Prospectus

John Hancock Smaller Company Growth Fund (the “Fund”)

Narayan Ramani no longer serves as a portfolio manager of the Fund. Accordingly, all references to Narayan Ramani as a portfolio manager on the investment management team of the Fund are removed from the Prospectus. Carson Jen will continue as portfolio manager of the Fund.

Ashikhusein Shahpurwala, CFA, PRM has joined the portfolio management team responsible for managing the Fund. Accordingly, the following is added to the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management”:

Subadviser	Portfolio Managers

John Hancock Asset Management	Ashikhusein Shahpurwala, CFA, PRM. Managing Director;
a division of Manulife Asset	managed fund since 2013
Management (North America) Limited

The following information is added to the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. Mr. Shahpurwala is now listed as Portfolio Manager of the Fund.

Fund	Portfolio Managers
Smaller Company Growth Fund	Ashikhusein Shahpurwala, CFA, PRM

•         Ashikhusein Shahpurwala, CFA, PRM. Senior Portfolio Manager for Manulife Asset Management and a member of the Passive Equity Investment team; joined Manulife Asset Management in 2007.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 29, 2013 to the Statement of Additional Information dated January 1, 2013

John Hancock Smaller Company Growth Fund (the “Fund”)

Narayan Ramani no longer serves as a portfolio manager of the Fund. Accordingly, all references to Narayan Ramani as a portfolio manager on the investment management team of the Fund are removed from the Statement of Additional Information. Carson Jen will continue as portfolio manager of the Fund.

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (North America) Limited regarding the portfolio managers of the Fund.

The following table reflects information as of March 31, 2013:

	Other Registered Investment Vehicles		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Carson Jen & Ashikhusein Shahpurwala	14	$6,563,423,435.78	None	None	None	None

There are no accounts that pay fees based upon performance.

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of March 31, 2013.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.